UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

AI Powered International Equity ETF
Schedule of Investments
February 28, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.6%
	Australia - 2.5%
2,333	Australia & New Zealand Banking Group Ltd. - ADR	$46,415
1,615	Mesoblast Ltd. - ADR (a)	7,074
4,059	National Australia Bank Ltd. - ADR	36,247
		89,736
	Belgium - 0.8%
275	Galapagos NV - ADR (a)	26,845

	Canada - 30.8%
1,095	Aphria, Inc. (a)	11,344
1,721	Aurora Cannabis, Inc. (a)	13,011
7,085	Auryn Resources, Inc. (a)	8,714
3,147	B2Gold Corp. (a)	9,882
555	Bank of Montreal	43,257
1,065	BCE, Inc.	47,393
2,262	Brookfield Asset Management, Inc. - Class A	102,175
3,082	CAE, Inc.	65,061
1,249	Cameco Corp.	14,476
37	Canadian Pacific Railway Ltd.	7,640
1,406	Cronos Group, Inc. (a)	30,426
746	Descartes Systems Group, Inc. (a)	25,767
2,195	Eldorado Gold Corp. (a)	9,548
3,219	Encana Corp.	23,338
2,146	Fortis, Inc.	77,364
3,690	Hudbay Minerals, Inc.	24,797
2,229	IAMGOLD Corp. (a)	7,445
2,656	Kirkland Lake Gold Ltd.	97,342
3,659	MAG Silver Corp. (a)	35,822
1,483	MFC Bancorp Ltd. (a)	10,277
3,869	Mountain Province Diamonds, Inc.	3,985
5,025	New Gold, Inc. (a)	4,389
1,419	Nutrien Ltd.	77,251
10,521	Obsidian Energy Ltd. (a)	3,745
374	Open Text Corp.	14,182
544	Pan American Silver Corp.	7,268
352	Parkland Fuel Corp.	9,833
704	Pembina Pipeline Corp.	25,794
2,136	Pretium Resources, Inc. (a)	17,280
311	Restaurant Brands International, Inc.	19,658
71	Royal Bank of Canada	5,551
4,006	Seabridge Gold, Inc. (a)	57,406
498	Shopify, Inc. - Class A (a)	94,196
667	Sierra Wireless, Inc. (a)	8,391
233	Sun Life Financial, Inc.	8,807
2,883	SunOpta, Inc. (a)	7,496
517	TELUS Corp.	18,777
365	TransCanada Corp.	16,323
7,887	Trilogy Metals, Inc. (a)	17,351
2,952	Westport Fuel Systems, Inc. (a)	3,985
506	Zymeworks, Inc. (a)	7,651
		1,094,398
	China - 1.7%
338	CNOOC Ltd. - ADR	58,714

	Denmark - 1.9%
527	Ascendis Pharma A/S - ADR (a)	38,376
288	Novo Nordisk A/S - ADR	14,098
934	Zealand Pharma A/S - ADR (a)	13,711
		66,185
	Finland - 0.5%
1,552	Nokia OYJ - ADR	9,452
214	UPM-Kymmene OYJ - ADR	6,467
		15,919
	France - 1.0%
1,307	DBV Technologies SA - ADR (a)	10,639
8,128	Sequans Communications SA - ADR (a)	8,941
285	TOTAL SA - ADR	16,219
		35,799
	Germany - 5.0%
959	Bayer AG - ADR	19,266
638	Continental AG - ADR	10,447
2,069	E.ON SE - ADR	22,697
209	Fresenius Medical Care AG & Co KGaA - ADR	8,168
528	Infineon Technologies AG - ADR	11,627
769	SAP SE - ADR	82,383
422	Siemens AG - ADR	23,037
		177,625
	Ireland - 6.6%
494	Accenture PLC - Class A	79,722
462	AerCap Holdings NV (a)	20,855
555	Allegion PLC	49,928
348	Jazz Pharmaceuticals PLC (a)	48,730
123	Medtronic PLC	11,132
306	Ryanair Holdings PLC - ADR (a)	22,809
		233,176
	Israel - 7.5%
1,631	AudioCodes Ltd.	21,627
4,574	Cellcom Israel Ltd. (a)	20,057
4,953	Check Cap Ltd. (a)	9,510
2,591	Gazit-Globe Ltd.	20,054
1,919	Intec Pharma Ltd. (a)	17,079
804	Mellanox Technologies Ltd. (a)	86,381
629	Nova Measuring Instruments Ltd. (a)	15,536
1,612	Partner Communications Co. Ltd. - ADR (a)	7,109
1,840	Radware Ltd. (a)	46,202
304	Tower Semiconductor Ltd. (a)	5,451
150	Wix.com Ltd. (a)	16,388
		265,394
	Italy - 1.3%
740	Eni SpA - ADR	25,567
211	Luxottica Group SpA - ADR	11,711
1,365	Telecom Italia SpA - ADR (a)	8,231
		45,509
	Japan - 11.8%
481	Hitachi Ltd. - ADR	28,947
1,743	Internet Initiative Japan, Inc. - ADR	19,644
1,179	LINE Corp. - ADR (a)	43,069
1,915	Nippon Telegraph & Telephone Corp. - ADR	83,024
1,252	ORIX Corp. - ADR	90,795
631	Sony Corp. - ADR	30,282
358	TDK Corp. - ADR	27,985
795	Toyota Motor Corp. - ADR	96,226
		419,972

	Luxembourg - 0.7%
544	Ardagh Group SA	7,083
714	Tenaris SA - ADR	18,957
		26,040
	Netherlands - 2.7%
103	Cimpress NV (a)	8,498
1,113	Constellium NV - Class A (a)	10,529
102	Koninklijke Philips NV	4,050
63	NXP Semiconductors NV	5,753
538	ProQR Therapeutics NV (a)	7,166
456	QIAGEN NV (a)	17,524
106	Royal Dutch Shell PLC - ADR	6,594
1,112	Wright Medical Group NV (a)	34,817
		94,931
	New Zealand - 0.1%
408	Spark New Zealand Ltd. - ADR	5,155

	Norway - 0.3%
621	Telenor ASA - ADR	12,159

	Portugal - 0.4%
427	EDP - Energias de Portugal SA - ADR	15,679

	Russia - 0.2%
182	Yandex NV - Class A (a)	6,261

	South Korea - 2.1%
1,252	KT Corp. - ADR (a)	16,739
121	POSCO - ADR	7,054
2,038	SK Telecom Co. Ltd. - ADR	52,173
		75,966
	Spain - 1.4%
863	Atlantica Yield PLC	17,225
3,713	Telefonica SA - ADR	32,117
		49,342
	Sweden - 0.8%
723	SKF AB - ADR	12,190
1,124	Svenska Cellulosa AB SCA - ADR	10,453
794	Telefonaktiebolaget LM Ericsson - ADR	7,202
		29,845
	Switzerland - 5.7%
151	Chubb Ltd.	20,219
782	CRISPR Therapeutics AG (a)	27,674
414	Logitech International SA	15,554
729	Nestle SA - ADR	65,850
176	Novartis AG - ADR	16,056
1,626	Roche Holding AG - ADR	56,341
		201,694
	United Kingdom - 6.4%
71	Aon PLC	12,179
298	British American Tobacco PLC - ADR	10,949
425	Coca-Cola European Partners PLC	20,035
451	Diageo PLC - ADR	69,805
264	GlaxoSmithKline PLC - ADR	10,655
712	International Consolidated Airlines Group SA - ADR	11,428
3,994	Kingfisher PLC - ADR	26,300
198	LivaNova PLC (a)	18,454
226	National Grid PLC - ADR	12,769

550	Smith & Nephew PLC - ADR	21,252
1,563	Venator Materials PLC (a)	9,206
716	Verona Pharma PLC - ADR (a)	4,117
		227,149
	United States - 6.4%
364	Adient PLC	7,076
51	Broadcom, Inc.	14,043
133	Eaton Corp PLC	10,609
593	Ingersoll-Rand PLC	62,597
43	KLA-Tencor Corp.	4,966
187	LyondellBasell Industries NV - Class A	15,993
687	Mallinckrodt PLC (a)	17,148
221	Seagate Technology PLC	10,290
535	Stratasys Ltd. (a)	15,226
2,727	Strongbridge Biopharma PLC (a)	14,508
254	Talend SA - ADR (a)	12,167
498	Tronox Ltd. - Class A	5,891
452	UroGen Pharma Ltd. (a)	17,393
3,965	VBI Vaccines, Inc. (a)	7,613
287	WaVe Life Sciences Ltd. (a)	12,034
		227,554
	TOTAL COMMON STOCKS (Cost $3,622,408)	3,501,047

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
49,232	First American Government Obligations Fund - Class X, 2.32% (b)	49,232
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,232)	49,232
	TOTAL INVESTMENTS - 100.0% (Cost $3,671,640)	3,550,279
	Other Assets in Excess of Liabilities - 0.0% (c)	1,312
	NET ASSETS - 100.0%	$3,551,591

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of February 28, 2019.
(c)	Less than 0.05%.
ADR	American Depositary Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,501,047	$ -	$ -	$ 3,501,047
Short-Term Investments	49,232	-	-	49,232
Total Investments in Securities	$ 3,550,279	$ -	$ -	$ 3,550,279
^ See Schedule of Investments for country breakouts.

During the period ended February 28, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (Principal Executive Officer)

Date         4/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date         4/24/2019

By (Signature and Title)*         /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date         4/24/2019

* Print the name and title of each signing officer under his or her signature.